Nature of Operations, Management's Plans and Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015	Sep. 26, 2015	Sep. 24, 2014
Cash on hand	$ 20,028				$ 1,486				$ 20,028	$ 1,486	$ 4,060	$ 4,060	$ 19,252
Working capital									1,980
Valuation allowance	(48,832)				(33,552)				(48,832)	(33,552)
Net loss	(9,278)	$ (8,333)	$ (9,120)	$ (22,383)	(15,870)	$ (13,618)	$ (13,515)	$ (16,874)	(49,114)	(59,877)	(59,847)	$ (59,847)
Federal depository insurance coverage	250,000								250,000
Unbilled accounts receivable	$ 9,542				$ 10,446				9,542	10,446
Research and development costs									$ 5,237	$ 3,415	$ 3,849
Sales Revenue, Net [Member] | Customer One [Member]
Concentration risk, percentage									26.00%	29.00%	29.00%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentration risk, percentage									10.00%	11.00%	11.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage									26.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage									13.00%